UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2010

Date of reporting period:         June 30, 2010

ITEM 1.  REPORT TO SHAREHOLDERS
===============================



                                                              (WELLS FARGO LOGO)

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
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reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Semi-Annual Report
June 30, 2010

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM)

-   SERIES G

REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

PERFORMANCE HIGHLIGHTS .................................................       2
FUND EXPENSES ..........................................................       4
PORTFOLIO OF INVESTMENTS ...............................................       5
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ....................................       7
Statement of Operations ................................................       8
Statements of Changes in Net Assets ....................................       9
Financial Highlights ...................................................      10
NOTES TO FINANCIAL STATEMENTS ..........................................      12
OTHER INFORMATION ......................................................      16
LIST OF ABBREVIATIONS ..................................................      22

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

               2  Wells Fargo Managed Account CoreBuilder Shares


                                                          Performance Highlights

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM)- SERIES G

INVESTMENT OBJECTIVE

The WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES G (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Michael J. Bray, CFA

FUND INCEPTION

April 15, 2008

PORTFOLIO ALLOCATION (1)
(AS OF JUNE 30, 2010)

                                  (PIE CHART)

Asset Backed Securities               (1%)
Cash Equivalents                     (41%)
Collateralized Mortgage Securities    (7%)
Federal Agencies                     (51%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                Wells Fargo Managed Account CoreBuilder Shares 3


Performance Highlights

        WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM)- SERIES G (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                                                   LIFE
                                                                    OF
                                             6 MONTHS*   1 YEAR    FUND
                                             ---------   ------   ------
Core Builder Shares(SM) - Series G             4.96       9.00     8.21
Barclays Capital U.S. Securitized Index(2)     5.06       9.25     7.22

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

----------
(2.) The Barclays Capital U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage-backed securities. You cannot invest directly in an index.

                4 Wells Fargo Managed Account CoreBuilder Shares


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING     ENDING
                                             ACCOUNT      ACCOUNT      EXPENSES
                                              VALUE        VALUE     PAID DURING     NET ANNUAL
                                           01-01-2010   06-30-2010    THE PERIOD   EXPENSE RATIO
                                           ----------   ----------   -----------   -------------
Actual                                     $1,000.00    $1,049.60       $0.00           0.00%
Hypothetical (5% return before expenses)   $1,000.00    $1,024.79       $0.00           0.00%

                Wells Fargo Managed Account CoreBuilder Shares 5


Portfolio of Investments--June 30, 2010 (Unaudited)

 PRINCIPAL   SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
----------   -----------------------------------------------------------------------   -------------   -------------   ------------
AGENCY SECURITIES: 88.72%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.06%
$  620,000   FHLMC%%                                                                       4.50%         03/15/2040    $    639,957
    73,795   FHLMC #A77459                                                                 7.50          05/01/2038          82,088
   160,727   FHLMC #F60001                                                                 4.50          01/01/2024         169,598
                                                                                                                            891,643
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 73.74%
   220,000   FNMA%%                                                                        4.00          06/25/2040         222,097
 1,080,000   FNMA%%                                                                        4.50          07/25/2024       1,139,232
 1,525,000   FNMA%%                                                                        4.50          01/25/2040       1,574,800
 2,125,000   FNMA%%                                                                        5.00          02/25/2036       2,240,215
   506,000   FNMA%%                                                                        5.50          03/25/2023         546,559
 2,435,000   FNMA%%                                                                        5.50          12/25/2037       2,605,450
 2,030,000   FNMA%%                                                                        6.00          02/25/2037       2,197,792
   800,000   FNMA%%                                                                        6.50          02/25/2037         874,625
    38,290   FNMA #256986                                                                  7.00          11/01/2037          42,228
   187,279   FNMA #257307                                                                  6.00          08/01/2038         203,356
    99,476   FNMA #460207                                                                  5.60          11/01/2013         101,154
   102,487   FNMA #461110                                                                  4.62          07/01/2013         108,757
    98,834   FNMA #462846                                                                  4.15          07/01/2014         105,536
    30,095   FNMA #464495                                                                  4.68          02/01/2020          32,408
   157,567   FNMA #888707                                                                  7.50          10/01/2037         177,248
    88,268   FNMA #934370                                                                  5.50          08/01/2038          94,875
   234,991   FNMA #941312                                                                  6.50          07/01/2037         257,734
    55,627   FNMA #976190                                                                  7.50          05/01/2038          61,790
   179,766   FNMA #987853                                                                  5.50          08/01/2038         193,221
   197,439   FNMA #995591                                                                  7.00          03/01/2024         214,618
                                                                                                                         12,993,695
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 9.92%
   440,000   GNMA%%                                                                        4.50          03/20/2040         457,258
   825,000   GNMA%%                                                                        5.00          08/15/2039         878,754
 2,919,865   GNMA SERIES 2002-53 CLASS IO+/-(c)                                            0.84          04/16/2042          54,655
   125,000   GNMA SERIES 2004-10 CLASS C                                                   4.67          07/16/2031         134,562
    42,066   GNMA SERIES 2005-90 CLASS A                                                   3.76          09/16/2028          43,331
   165,000   GNMA SERIES 2007-75 CLASS B                                                   5.05          10/16/2014         180,283
                                                                                                                          1,748,843
                                                                                                                       ------------
TOTAL AGENCY SECURITIES (COST $15,514,589)                                                                               15,634,181
                                                                                                                       ------------
ASSET BACKED SECURITIES: 2.20%
    38,955   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-               1.05          12/15/2011          38,993
   165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                                  2.40          06/17/2013         167,337
    90,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                            5.10          10/15/2013          92,984
    70,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                            5.65          12/15/2015          77,947
     9,789   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                                  4.90          02/15/2012           9,823
TOTAL ASSET BACKED SECURITIES (COST $375,155)                                                                               387,084
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.82%
   130,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28 CLASS AAB         5.75          09/11/2042         142,441
   100,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB4A CLASS A4       4.58          10/15/2037         101,911
   115,270   FHLMC SERIES T-42 CLASS A5                                                    7.50          02/25/2042         131,678
    80,247   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-             4.45          07/25/2043          80,095
    76,808   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-             4.29          10/25/2043          76,391

                6 Wells Fargo Managed Account CoreBuilder Shares


                             Portfolio of Investments--June 30, 2010 (Unaudited)

 PRINCIPAL   SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
----------   -----------------------------------------------------------------------   -------------   -------------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   58,415   FNMA SERIES 2005-W4 CLASS 3A+/-                                               4.16%         06/25/2035    $     61,490
   123,827   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                     7.00          05/25/2044         141,100
   102,263   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                     7.00          08/25/2044         114,811
    40,258   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C2
             CLASS A2                                                                      5.39          10/15/2038          41,114
   241,301   GNMA SERIES 2006-3 CLASS A                                                    4.21          01/16/2028         246,275
    90,482   GNMA SERIES 2007-12 CLASS A                                                   3.96          06/16/2031          93,796
    42,130   GNMA SERIES 2007-69 CLASS TA                                                  5.00          06/16/2031          43,186
 3,919,995   GNMA SERIES 2008-22 CLASS XM IO+/-(c)                                         1.37          02/16/2050         177,825
   135,000   GNMA SERIES 2008-86 CLASS D                                                   5.46          04/16/2040         148,112
   100,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C1 CLASS A3         4.55          02/15/2030         101,895
   110,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3         4.83          11/15/2027         113,871
    90,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1 CLASS A4         5.16          02/15/2031          93,622
    90,000   MERRILL LYNCH/COUNTRYWIDE COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES
             SERIES 2006-4 CLASS A3                                                        5.17          12/12/2049          88,861
    40,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-                          5.27          06/13/2041          42,069
   200,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                       6.07          08/15/2039         218,052
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,139,961)                                                               2,258,595
                                                                                                                       ------------
SHORT-TERM INVESTMENTS: 71.85%
US TREASURY  BILLS: 0.28%
    50,000   US TREASURY BILL###                                                           0.12          09/23/2010          49,986
                                                                                                                       ------------

  SHARES                                                                                   YIELD
----------                                                                             -------------
INVESTMENT COMPANIES: 71.57%
12,612,008   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)(b)                             0.29                          12,612,008
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $12,661,994)                                                                          12,661,994
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,691,699)*                                                           175.59%                                    30,941,854
OTHER ASSETS AND LIABILITIES, NET                                             (75.59)                                   (13,320,678)
                                                                              ------                                   ------------
TOTAL NET ASSETS                                                              100.00%                                  $ 17,621,176
                                                                              ======                                   ============

----------
%%   Securities issued on a when-issued (TBA) basis.

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

##   Zero coupon security. Rate represents yield to maturity.

#    Security pledged as collateral for futures transactions.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

(b) All or a portion of this security has been segregated for when-issued and/or delayed delivery securities.

* Cost for federal income tax purposes is $30,691,699 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $301,725
Gross unrealized depreciation    (51,570)
                                --------
Net unrealized appreciation     $250,155

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 7


Statement of Assets and Liabilities--June 30, 2010 (Unaudited)

ASSETS
   Investments
      In unafilliated securities, at value ...................   $ 18,329,846
      In affiliated securities, at value .....................     12,612,008
                                                                 ------------
   Total investments, at value (see cost below) ..............     30,941,854
   Variation margin receivable on futures contracts ..........            109
   Receivable for investments sold ...........................     10,396,825
   Receivables for interest ..................................         50,831
   Prepaid expenses and other assets .........................          4,609
                                                                 ------------
Total assets .................................................     41,394,228
                                                                 ------------
LIABILITIES
   Payable for fund shares redeemed ..........................         10,098
   Payable for investments purchased .........................     23,698,943
   Dividends payable .........................................         64,011
                                                                 ------------
Total liabilities ............................................     23,773,052
                                                                 ------------
TOTAL NET ASSETS .............................................   $ 17,621,176
                                                                 ============
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $ 17,041,569
   Overdistributed net investment income .....................        (35,475)
   Accumulated net realized gain on investments ..............        356,182
   Net unrealized appreciation of investments ................        258,900
                                                                 ------------
TOTAL NET ASSETS .............................................   $ 17,621,176
                                                                 ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ................................................   $ 17,621,176
   Shares outstanding ........................................      1,691,868
   Net asset value and offering price per share ..............   $      10.42
                                                                 ------------
Investments, at cost .........................................   $ 30,691,699
                                                                 ------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                8 Wells Fargo Managed Account CoreBuilder Shares


     Statement of Operations--For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
   Interest ...........................................................   $348,210
   Income from affiliated securities ..................................      7,268
                                                                          --------
Total investment income ...............................................    355,478
                                                                          --------
Net investment income .................................................    355,478
                                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN FROM
   Unaffiliated securities ............................................    220,310
   Futures transactions ...............................................     17,942
                                                                          --------
Net realized gain from investments ....................................    238,252
                                                                          --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities ............................................    228,708
   Futures transactions ...............................................     29,537
                                                                          --------
Net change in unrealized appreciation (depreciation) of investments ...    258,245
                                                                          --------
Net realized and unrealized gain on investments .......................    496,497
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $851,975
                                                                          ========

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 9


Statements of Changes in Net Assets

                                                                                        For the          For the
                                                                                   Six Months Ended    Year Ended
                                                                                     June 30, 2010    December 31,
                                                                                      (Unaudited)         2009
                                                                                   ----------------   ------------
INCREASE IN NET ASSETS
   Beginning net assets ........................................................     $17,043,367       $10,195,866
OPERATIONS
   Net investment income .......................................................         355,478           405,707
   Net realized gain on investments ............................................         238,252           812,213
   Net change in unrealized appreciation (depreciation) of investments .........         258,245           (54,245)
                                                                                     -----------       -----------
Net increase in net assets resulting from operations ...........................         851,975         1,163,675
                                                                                     -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .......................................................        (410,455)         (762,048)
   Net realized gains ..........................................................               0          (412,766)
                                                                                     -----------       -----------
Total distributions to shareholders ............................................        (410,455)       (1,174,814)
                                                                                     -----------       -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...................................................         723,887         8,745,397
   Cost of shares redeemed .....................................................        (587,598)       (1,886,757)
                                                                                     -----------       -----------
Net increase in net assets resulting from capital share transactions ...........         136,289         6,858,640
                                                                                     -----------       -----------
NET INCREASE IN NET ASSETS .....................................................         577,809         6,847,501
                                                                                     ===========       ===========
ENDING NET ASSETS ..............................................................     $17,621,176       $17,043,367
                                                                                     ===========       ===========
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME ........     $   (35,475)      $    19,502
                                                                                     ===========       ===========
SHARES ISSUED AND REDEEMED
   Shares sold .................................................................          70,949           856,514
   Shares redeemed .............................................................         (57,265)         (182,980)
                                                                                     -----------       -----------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          13,684           673,534
                                                                                     ===========       ===========

The accompanying notes are an integral part of these financial statements.

                10 Wells Fargo Managed Account CoreBuilder Shares


                                                            Financial Highlights

                                                   Beginning                 Net Realized    Distributions
                                                   Net Asset       Net      and Unrealized     from Net
                                                   Value Per   Investment     Gain (Loss)     Investment
                                                     Share       Income     on Investments      Income
                                                   ---------   ----------   --------------   -------------
January 1, 2010 to June 30, 2010 (Unaudited) ...     $10.16       0.25           0.26            (0.25)
January 1, 2009 to December 31, 2009 ...........     $10.15       0.31           0.46            (0.51)
April 15, 2008(3) to December 31, 2008 .........     $10.00       0.25           0.28            (0.36)

----------
(1.) Returns for periods of less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Managed Account CoreBuilder Shares 11


Financial Highlights

                                  Ratio of
                   Ending      Net Investment
 Distributions   Net Asset   Income to Average               Portfolio    Net Assets at
   from Net      Value Per       Net Assets        Total      Turnover    End of Period
Realized Gains     Share        (annualized)     Return(1)    Rate(2)    (000s) omitted
--------------   ---------   -----------------   ---------   ---------   --------------
     0.00          $10.42          0.24%           4.96%        410%         $17,621
    (0.25)         $10.16          2.59%           7.62%        736%         $17,043
    (0.02)         $10.15          3.48%           5.41%        495%         $10,196

                12 Wells Fargo Managed Account CoreBuilder Shares


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares - Series G (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999.

The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

                Wells Fargo Managed Account CoreBuilder Shares 13


Notes to Financial Statements (Unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund account for the dollar rolls transactions as purchases and sales.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2009 the Fund had $12,094 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy

                14 Wells Fargo Managed Account CoreBuilder Shares


                                       Notes to Financial Statements (Unaudited)

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

As of June 30, 2010, the input used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES               (Level 1)         (Level 2)            (Level 3)            Total
-------------------------             -------------   -----------------   -------------------   -----------
Asset-backed securities                $         0       $   387,084              $0            $   387,084
Collateralized mortgage obligations              0         2,258,595               0              2,258,595
Agency securities                                0        15,634,181               0             15,634,181
Investment companies                    12,612,008                 0               0             12,612,008
U.S. Treasury obligations                   49,986                 0               0                 49,986
                                       $12,661,994       $18,279,860              $0            $30,941,854

Further details on the major security types listed above for the Fund can be found in the Portfolio of Investments.

As of June 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                      Significant Other       Significant
                                      Quoted Prices   Observable Inputs   Unobservable Inputs
                                        (Level 1)         (Level 2)            (Level 3)            Total
                                      -------------   -----------------   -------------------   -----------
Futures contracts                         $8,745             $0                  $0                $8,745

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                              Agency
                                                            Securities
                                                            ----------
BALANCE AS OF DECEMBER 31, 2009                             $ 169,491
   Realized (loss)                                               (118)
   Change in unrealized appreciation (depreciation)            (3,802)
   Net purchases (sales)                                        4,027
   Net transfers in and/or out of Level 3                    (169,598)
BALANCE AS OF JUNE 30, 2010                                 $       0
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT JUNE 30, 2010       $       0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Wells Fargo Funds Management, LLC ("Funds Management") is the investment adviser to the Fund and is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management does not received a fee from the Fund but is entitled to receive fees from the sponsors of wrap-fee programs.

               Wells Fargo Managed Account CoreBuilder Shares 15


Notes to Financial Statements (Unaudited)

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives from sponsors of wrap-fee programs.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to absorb and pay all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g. commissions), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund's business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended June 30, 2010, were $73,455,491 and $73,910,265, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2010, the Fund entered into futures contracts for speculative purposes.

At June 30, 2010, the Fund had long/short futures contracts outstanding as follows:

                                                          Initial   Value at   Net Unrealized
  Expiration                                             Contract   June 30,    Appreciation/
     Date        Contracts              Type              Amount      2010     (Depreciation)
--------------   ---------   -------------------------   --------   --------   --------------
September 2010    5 Long     10 Year US Treasury Notes   $603,275   $612,734       $ 9,459
September 2010    2 Long      5 Year US Treasury Notes    234,097    236,703         2,606
September 2010    4 Short     2 Year US Treasury Notes    871,992    875,312        (3,320)

The Fund had an average contract amount of $1,000,679 in futures contracts during the six months ended June 30, 2010.

On June 30, 2010, the cumulative appreciation on futures contracts in the amount of $8,745 is reflected in net unrealized appreciation on investments on the Statement of Assets and Liabilities for the Fund. The receivable for daily variation margin on open futures contracts only represents the current day's variation margin. The realized gains and change in unrealized gains on futures contracts are reflected in the Statement of Operations.

7. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more its shareholders that hold a significant percentage of the Fund's shares outstanding. Investment and/or voting activities of these shareholders with respect their holdings in Fund shares could have a material impact on the Fund.

At June 30, 2010, there were two shareholders who held 99.72% of the outstanding shares of the Fund.

SHAREHOLDER                             % of ownership
-----------                             --------------
Wells Capital Management Incorporated       59.11%
Citigroup Global Markets Incorporated       40.61%

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

                16 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, except money market funds, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                            Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years    Other Directorships
-----------------------   --------------------   -----------------------------------------------   -------------------
Peter G. Gordon           Trustee, since 1998;   Co-Founder, Chairman, President and CEO of        None
67                        Chairman, since 2005   Crystal Geyser. Water Company.
                          (Lead Trustee since
                          2001)

Isaiah Harris, Jr.        Advisory Board         Retired. Prior thereto, President and CEO of      CIGNA Corporation;
57                        Trustee, since 2008    BellSouth Advertising and Publishing Corp from    Deluxe Corporation
                                                 2005 to 2007, President and CEO of BellSouth
                                                 Enterprises from 2004 to 2005 and President of
                                                 BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of
                                                 the Advisory Board of Iowa State University
                                                 School of Business.

Dr. Leroy Keith, Jr.(3)   Trustee, since 2010    Chairman, Bloc Global Services (development and   Trustee, Phoenix
71                                               construction), Trustee, Phoenix Fund Complex      Fund Complex
                                                 and Director, Diversapack Co. (packaging          (consisting of 46
                                                 company). Trustee of the Evergreen Funds from     portfolios as of
                                                 1983 to 2010. Former Managing Director, Almanac   12/31/09)
                                                 Capital Management (commodities firm), former
                                                 Partner, Stonington Partners, Inc. (private
                                                 equity fund), former Director, Obagi Medical
                                                 Products Co. and former Director, Lincoln
                                                 Educational Services.

Judith M. Johnson         Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer   None
61                                               and Chief Investment Officer of Minneapolis
                                                 Employees Retirement Fund from 1996 to 2008.
                                                 Ms. Johnson is a certified public accountant
                                                 and a certified managerial accountant.

                Wells Fargo Managed Account CoreBuilder Shares 17


                          Other Information (Unaudited)

                            Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years    Other Directorships
-----------------------   --------------------   -----------------------------------------------   -------------------
David F. Larcker          Advisory Board         James Irvin Miller Professor of Accounting at     None
59                        Trustee, since 2008    the Graduate School of Business, Stanford
                                                 University, Director of Corporate Governance
                                                 Research Program and Co-Director of The Rock
                                                 Center for Corporate Governance since 2006.
                                                 From 2005 to 2008, Professor of Accounting at
                                                 the Graduate School of Business, Stanford
                                                 University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School,
                                                 University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell        Trustee, since 2006    Professor of Insurance and Risk Management,       None
57                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions and
                                                 Retirement Research. Research associate and
                                                 board member, Penn Aging Research Center.
                                                 Research associate, National Bureau of Economic
                                                 Research.

Timothy J. Penny          Trustee, since 1996    President and CEO of Southern Minnesota           None
58                                               Initiative Foundation, a non-profit
                                                 organization, since 2007 and Senior Fellow at
                                                 the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of
                                                 the Board of Trustees of NorthStar Education
                                                 Finance, Inc., a non-profit organization, since
                                                 2007.

Michael S. Scofield(3)    Trustee, since 2010    Trustee of the Evergreen Funds from 1984 to       None
67                                               2010. Retired Attorney, Law Offices of Michael
                                                 S. Scofield and former Director and Chairman,
                                                 Branded Media Corporation (multi-media branding
                                                 company).

Donald C. Willeke         Trustee, since 1996    Principal of the law firm of Willeke & Daniels.   None
70                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

OFFICERS

                            Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years    Other Directorships
-----------------------   --------------------   -----------------------------------------------   -------------------
Karla M. Rabusch          President, since       Executive Vice President of Wells Fargo Bank,     None
51                        2003                   N.A. and President of Wells Fargo Funds
                                                 Management, LLC since 2003. Senior Vice
                                                 President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to
                                                 2003.

C. David Messman          Secretary, since       Senior Vice President and Secretary of Wells      None
50                        2000; Chief Legal      Fargo Funds Management, LLC since 2001. Vice
                          Counsel, since 2003    President and Managing Senior Counsel of Wells
                                                 Fargo Bank, N.A. since 1996.

Kasey Phillips(4)         Treasurer, since       Senior Vice President of Evergreen Investment     None
39                        2009                   Management Company, LLC since 2006 and
                                                 currently the Treasurer of the Evergreen Funds
                                                 since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services,
                                                 Inc. from 1999 to 2006.

David Berardi(5)          Assistant Treasurer,   Vice President of Evergreen Investment            None
35                        since 2009             Management Company, LLC since 2008. Assistant
                                                 Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of
                                                 Fund Reporting and Control for Evergreen
                                                 Investment Management Company, LLC since 2004.

                18 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)

                            Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years    Other Directorships
-----------------------   --------------------   -----------------------------------------------   -------------------
Jeremy DePalma(5)         Assistant Treasurer,   Senior Vice President of Evergreen Investment     None
36                        since 2009             Management Company, LLC since 2008. Vice
                                                 President, Evergreen Investment Services, Inc.
                                                 from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000
                                                 to 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since
                                                 2005.

Debra Ann Early           Chief Compliance       Chief Compliance Officer of Wells Fargo Funds     None
46                        Officer,               Management, LLC since 2007. Chief Compliance
                          since 2007             Officer of Parnassus Investments from 2005 to
                                                 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998
                                                 to 2004.

-----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                Wells Fargo Managed Account CoreBuilder Shares 19


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES G

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Wells Fargo Managed Account CoreBuilder Shares(SM) - Series M and Wells Fargo Managed Account CoreBuilder Shares(SM) - Series G (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board received and considered information regarding the "zero fee and expense" structure of each Fund. Specifically, the Board noted that each Fund's gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management's representations that the Funds are special purpose mutual funds for use exclusively within Funds Management's separately managed account ("SMA") advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement but excluding portfolio transaction or other investment related costs, fees payable for services provided by the Funds' securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the

                20 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)

Funds' business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series M, and identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series G.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rate") was zero, and also reviewed and considered that each Fund's other fees would normally be zero, because of Funds Management's commitment to assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Funds was consistent with the zero fee structure, and was acceptable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management and its affiliates, but did not consider separate profitability information with respect to the Funds in light of their unique fee and distribution structure.

ECONOMIES OF SCALE

In light of the unique fee and distribution structure of the Funds, the Board did not conduct an analysis of economies of scale in the context of reviewing the Funds' Advisory Agreements.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were acceptable.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management). The Board noted that Funds Management receives payments from the SMA sponsors and that it has agreed to assume and pay or reimburse certain operating expenses.

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

                Wells Fargo Managed Account CoreBuilder Shares 21


Other Information (Unaudited)

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds' shares, including the multiple channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Funds receive throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                22 Wells Fargo Managed Account CoreBuilder Shares


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                                       (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.    124155 08-10
                                                               SCBG/SAR129 06-10

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(GRAPHIC)

Semi-Annual Report
June 30 2010

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM)
- SERIES M

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Contents

PERFORMANCE HIGHLIGHTS ....................................................    2
FUND EXPENSES .............................................................    4
PORTFOLIO OF INVESTMENTS ..................................................    5
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statements of Changes in Net Assets .......................................   11
Financial Highlights ......................................................   12
NOTES TO FINANCIAL STATEMENTS .............................................   14
OTHER INFORMATION .........................................................   17
LIST OF ABBREVIATIONS .....................................................   22

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                2 Wells Fargo Managed Account CoreBuilder Shares


                                                          Performance Highlights

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES M

INVESTMENT OBJECTIVE

The WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES M (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Robert J. Miller

FUND INCEPTION

April 15, 2008

CREDIT QUALITY(1)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

AAA/Aaa              6%
AA/Aa               20%
A/A                 30%
BBB/Baa             21%
BB/Ba                4%
B/B                  1%
CCC/Caa and below    1%
Unrated             17%

EFFECTIVE MATURITY DISTRIBUTION(2)
(AS OF JUNE 30, 2010)

                                   (PIE CHART)

0-1 Year       1%
1-3 Years     11%
3-5 Years     36%
5-10 Years    39%
10-20 Years    7%
20 + Years     6%

----------
(1.) The ratings indicated are from Standard & Poor's, Fitch, and/or Moody's
     Investors Service. if a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality is subject to change and is calculated based on the total investments of the Fund.

(2.) Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

                Wells Fargo Managed Account Corebuilder Shares 3


Performance Highlights

       WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES M (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2010)

                                           6 months*   1 Year  Life of Fund
                                           ---------   ------  ------------
CoreBuilder Shares(SM) - Series M             4.89      16.53      10.26
Barclays Capital Municipal Bond Index(3)      3.31       9.61       5.49

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market).This fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

----------
(3.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                4 Wells Fargo Managed Account CoreBuilder Shares


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending        Expenses
                                           Account Value   Account Value   Paid During     Net Annual
                                             01-01-2010      06-30-2010     the Period   Expense Ratio
                                           -------------   -------------   -----------   -------------
Actual                                       $1,000.00       $1,048.90        $0.00           0.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,024.79        $0.00           0.00%

                Wells Fargo Managed Account CoreBuilder Shares 5


Portfolio of Investments--June 30 2010 (Unaudited)

                                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                                    RATE     MATURITY DATE      VALUE
------------   ----------------------------------------------------------------------------   --------   -------------   ----------
MUNICIPAL BONDS & NOTES: 98.07%
ALABAMA: 0.37%
$     25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER REVENUE,
               XLCA COMPANY INSURED)+/-ss(a)(m)(n)                                               1.05%     02/01/2040    $   10,000
      25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SUB-SERIES B-1-C (SEWER REVENUE,
               FGIC INSURED)+/-ss(a)(m)(n)                                                       1.04      02/01/2042        10,000
                                                                                                                             20,000
                                                                                                                         ----------
ARIZONA: 3.46%
     100,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE STATE SCHOOL TRUST
               (OTHER REVENUE, AMBAC INSURED)                                                    5.00      07/01/2016       105,919
      85,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX REVENUE)               4.85      07/15/2014        84,158
                                                                                                                            190,077
                                                                                                                         ----------
CALIFORNIA: 17.51%
     400,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
               (TRANSPORTATION REVENUE, AMBAC INSURED)##                                         5.54      10/01/2018       254,596
     100,000   CALIFORNIA PCFA SERIES B REPUBLIC SERVICES INCORPORATED PROJECT SERIES B
               (RESOURCE RECOVERY REVENUE)+/-ss                                                  5.25      06/01/2023       102,338
      80,000   CORONA-NORCA CA USD CAPITAL APPRECIATION ELECTION 2006 SERIES C
               (PROPERTY TAX REVENUE, AGM INSURED)+/-ss                                          1.27      08/01/2039        55,202
     200,000   ESCONDIDO CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION 2008
               SERIES A (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                               6.09      08/01/2029        63,644
     200,000   GILROY CA USD CAPITAL APPRECIATION BONDS ELECTION 2008-S
               (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                        6.35      08/01/2032        50,282
     100,000   HAWTHORNE CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF 1997-C
               (PROPERTY TAX REVENUE, NATL-RE INSURED)##                                         6.71      11/01/2025        36,408
      45,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss                      0.80      07/01/2017        36,619
     100,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
               (PROPERTY TAX REVENUE)                                                            6.50      08/01/2024       110,725
      50,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER PROJECT
               (LEASE REVENUE, ASSURED GUARANTY)                                                 5.88      08/01/2037        53,049
     140,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                            5.63      09/01/2012       143,801
     100,000   UNIVERSITY OF CALIFORNIA REGENTS MEDICAL CENTER SERIES C-2
               (HEALTH & HOSPITAL REVENUE)+/-ss                                                  1.48      05/15/2047        55,000
                                                                                                                            961,664
                                                                                                                         ----------
COLORADO: 4.14%
     200,000   COLORADO ECFA CHARTER SCHOOL-AMERICAN ACADEMY PROJECT
               (LEASE REVENUE, MORAL OBLIGATION)                                                 7.13      12/01/2033       227,536
                                                                                                                         ----------
FLORIDA: 2.50%
     175,000   CITY OF SUNRISE FL PUBLIC FACILITIES CAPITAL APPRECIATION SERIES B
               (SALES TAX REVENUE, NATL-RE INSURED)##                                            3.91      10/01/2016       137,158
                                                                                                                         ----------
GEORGIA: 0.85%
      50,000   ATLANTA GA DEVELOPMENT AUTHORITY TUFF YAMACRAW LLC
               PROJECT SERIES A (IDR, AMBAC INSURED)                                             5.00      01/01/2027        46,847
                                                                                                                         ----------
IDAHO: 6.54%
     100,000   BOISE-KUNA ID IRRIGATION DISTRICT ARROWROCK HYDROELECTRIC PROJECT
               (ELECTRIC, POWER & LIGHT REVENUE)                                                 7.38      06/01/2040       113,273
     250,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL SERIES A
               (OTHER REVENUE)                                                                   6.00      06/01/2038       245,665
                                                                                                                            358,938
                                                                                                                         ----------

                6 Wells Fargo Managed Account CoreBuilder Shares


                              Portfolio of Investments--June 30 2010 (Unaudited)

                                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                                    RATE     MATURITY DATE      VALUE
------------   ----------------------------------------------------------------------------   --------   -------------   ----------
ILLINOIS: 5.58%
$    100,000   ILLINOIS FINANCE AUTHORITY MEDICAL DISTRICT COMMISSION PROJECT A
               (HCFR, CIFG INSURED)                                                              4.13%     09/01/2018    $  100,130
      40,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES A-1 (MFHR, GNMA INSURED)            5.05      12/20/2020        39,666
     150,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH CAPITAL
               APPRECIATION SERIES B (PROPERTY TAX REVENUE, NATL-RE & FGIC INSURED)##            4.00      12/01/2016       116,142
      75,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HOLLOW CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE, AMBAC INSURED)##                                           4.68      02/01/2019        50,339
                                                                                                                            306,277
                                                                                                                         ----------
INDIANA: 2.19%
     110,000   JASPER COUNTY IN PCR NORTHERN SERIES B (IDR, NATL-RE & FGIC INSURED)              5.60      11/01/2016       120,047
                                                                                                                         ----------
IOWA: 0.91%
      50,000   XENIA RURAL WATER DISTRIBUTION IA (WATER REVENUE, CIFG INSURED)                   3.70      12/01/2010        49,744
                                                                                                                         ----------
KANSAS: 2.36%
     100,000   WYANDOTTE COUNTY/KANSAS CITY KS CAPITAL APPRECIATION SALES TAX
               SUBORDINATE LIEN (SALES TAX REVENUE)##                                            5.86      06/01/2021        53,178
      75,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
               SECOND LIEN AREA B (SALES TAX REVENUE)                                            5.00      12/01/2020        76,494
                                                                                                                            129,672
                                                                                                                         ----------
KENTUCKY: 2.25%
     150,000   KENTUCKY EDFA NORTON HEALTHCARE INCORPORATED SERIES B
               (HEALTH, HOSPITAL, NURSING HOME REVENUE, NATL-RE INSURED)##                       5.83      10/01/2023        69,993
      50,000   KENTUCKY EDFA UNREFUNDED BALANCE NORTON C (HCFR, NATL-RE INSURED)+/-ss            5.95      10/01/2017        53,335
                                                                                                                            123,328
                                                                                                                         ----------
LOUISIANA: 0.95%
      50,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE CONSOLIDATED RENTAL
               CAR SERIES A (AIRPORT REVENUE)                                                    6.50      01/01/2040        52,187
                                                                                                                         ----------
MASSACHUSETTS: 2.05%
     100,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
               CHARTER SERIES A (OTHER REVENUE)                                                  8.00      04/15/2039       112,405
                                                                                                                         ----------
MICHIGAN: 5.88%
     200,000   COMSTOCK MI PUBLIC SCHOOLS CAPITAL APPRECIATION (PROPERTY TAX
               REVENUE, AMBAC INSURED)##                                                         2.64      05/01/2014       180,686
     100,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
               PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                                   5.00      05/01/2013       103,612
      50,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
               PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                                 4.37      05/01/2016        38,807
                                                                                                                            323,105
                                                                                                                         ----------
MISSOURI: 4.76%
     240,000   ST. LOUIS MO LAMBERT-ST. LOUIS INTERNATIONAL AIRPORT SERIES B
               (AIRPORT REVENUE, NATL-RE & FGIC INSURED)                                         6.00      07/01/2013       261,610
                                                                                                                         ----------
NEVADA: 1.68%
      85,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX
               REVENUE, AGM INSURED)                                                             5.00      06/15/2017        92,432
                                                                                                                         ----------
NEW JERSEY: 1.91%
     100,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
               (STUDENT LOAN REVENUE)                                                            5.63      06/01/2030       105,110
                                                                                                                         ----------

                Wells Fargo Managed Account CoreBuilder Shares 7


Portfolio of Investments--June 30 2010 (Unaudited)

                                                                                              INTEREST
  PRINCIPAL    SECURITY NAME                                                                    RATE     MATURITY DATE      VALUE
------------   ----------------------------------------------------------------------------   --------   -------------   ----------
NEW YORK: 1.90%
$     50,000   SENECA COUNTY NY IDAG SENECA MEADOWS INCORPORATED PROJECT (IDR)+/-ss++            6.63%     10/01/2035    $   50,222
      50,000   YONKERS NY IDAG SARAH LAWRENCE COLLEGE PROJECT SERIES A (COLLEGE &
               UNIVERSITY REVENUE)                                                               5.75      06/01/2024        53,901
                                                                                                                            104,123
                                                                                                                         ----------
PENNSYLVANIA: 5.96%
     240,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT
               (AIRPORT REVENUE, NATL-RE & FGIC INSURED)                                         6.13      01/01/2016       242,275
      85,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
               (PRIVATE SCHOOL REVENUE)                                                          5.25      10/01/2010        84,964
                                                                                                                            327,239
                                                                                                                         ----------
PUERTO RICO: 1.00%
      50,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES A
               (SALES TAX REVENUE)                                                               6.38      08/01/2039       55,007
                                                                                                                         ----------
SOUTH CAROLINA: 6.50%
     100,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL OBLIGATION
               (LEASE REVENUE, STATE AID WITHHOLDING)                                            8.50      12/01/2018       104,991
     240,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)       5.25      12/01/2017       252,094
                                                                                                                            357,085
                                                                                                                         ----------
TENNESSEE: 3.88%
     100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD PREFUNDED SERIES B
               (HCFR, NATL-RE & IBC INSURED)                                                     7.75      07/01/2029       112,392
     100,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES REVENUE)             5.25      09/01/2019       100,694
                                                                                                                            213,086
                                                                                                                         ----------
TEXAS: 9.90%
      80,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)                       4.75      10/01/2010        80,414
     100,000   HOUSTON TX AIRPORT SYSTEMS AMT SUB SERIES C (AIRPORT REVENUE,
               XLCA INSURED)+/-ss(a)(m)(n)                                                       0.69      07/01/2032        89,328
     250,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
               (EDUCATIONAL FACILITIES REVENUE)                                                  6.25      02/15/2017       269,613
      50,000   TEXAS PRIVATE ACTIVITY SURFACE (HIGHWAY TOLLS REVENUE)                            7.50      06/30/2032        52,248
      50,000   TEXAS PRIVATE ACTIVITY SURFACE (HIGHWAY TOLLS REVENUE)                            7.50      06/30/2033        52,123
                                                                                                                            543,726
                                                                                                                         ----------
UTAH: 2.09%
     125,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL FACILITIES
               REVENUE)++                                                                        5.55      11/15/2021       114,885
                                                                                                                         ----------
VIRGIN ISLANDS: 0.95%
      50,000   VIRGIN ISLANDS PFA SUB MATCHING LOAN NOTES SERIES A (OTHER REVENUE)               6.00      10/01/2039        51,863
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,186,925)                                                                           5,385,151
                                                                                                                         ----------

   SHARES                                                                                       YIELD
------------                                                                                  --------
INVESTMENT COMPANIES: 2.24%
     122,882   WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST(u)(l)                            0.20                       122,882
                                                                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS (COST $122,882)                                                                                122,882
                                                                                                                         ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,309,807)*                                                                   100.31%                              5,508,033
OTHER ASSETS AND LIABILITIES, NET                                                     (0.31)                                (16,795)
                                                                                    -------                              ----------
TOTAL NET ASSETS                                                                     100.00%                             $5,491,238
                                                                                    -------                              ----------

                8 Wells Fargo Managed Account CoreBuilder Shares


                              Portfolio of Investments--June 30 2010 (Unaudited)

----------

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(m) An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $5,309,807 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $221,013
Gross unrealized depreciation    (22,787)
                                --------
Net unrealized appreciation     $198,226

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 9


Statements of Assets and Liabilities--June 30 2010 (Unaudited)

ASSETS
Investments
   In unafilliated securities, at value ......................   $5,385,151
   In affiliated securities, at value ........................      122,882
                                                                 ----------
Total investments, at value (see cost below) .................    5,508,033
   Receivables for interest ..................................       59,339
   Prepaid expenses and other assets .........................        2,595
                                                                 ----------
Total assets .................................................    5,569,967
                                                                 ----------
LIABILITIES
   Payable for investments purchased .........................       55,142
   Dividends payable .........................................       23,587
                                                                 ----------
   Total liabilities .........................................       78,729
                                                                 ----------
TOTAL NET ASSETS .............................................   $5,491,238
                                                                 ----------
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $5,235,783
   Overdistributed net investment income .....................        (464)
   Accumulated net realized gain on investments ..............       57,693
   Net unrealized appreciation of investments ................      198,226
                                                                 ----------
TOTAL NET ASSETS .............................................   $5,491,238
                                                                 ----------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ................................................   $5,491,238
   Shares outstanding ........................................      523,500
   Net asset value and offering price per share ..............   $    10.49
                                                                 ----------
Investments, at cost .........................................   $5,309,807
                                                                 ----------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

               10 Wells Fargo Managed Account CoreBuilder Shares


      Statement of Operations--For the Six Months Ended June 30 2010 (Unaudited)

INVESTMENT INCOME
   Interest ..................................................   $  134,589
   Income from affiliated securities .........................           86
                                                                 ----------
Total investment income ......................................      134,675
                                                                 ----------
Net investment income ........................................      134,675
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated securities ...............       40,543
Net change in unrealized appreciation (depreciation) of
   unaffiliated securities ...................................       79,353
                                                                 ----------
Net realized and unrealized gain (loss) on investments .......      119,896
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $  254,571
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Managed Account CoreBuilder Shares 11


Statements of Changes in Net Assets

                                                                   For the
                                                                 Six Months
                                                                    Ended        For the
                                                                    June       Year Ended
                                                                  30, 2010      December
                                                                 (Unaudited)    31, 2009
                                                                ------------   -----------
INCREASE IN NET ASSETS
   Beginning net assets .....................................   $ 5,257,341    $ 4,639,871
OPERATIONS
   Net investment income ....................................       134,675        283,522
   Net realized gain on investments .........................        40,543        277,492
   Net change in unrealized appreciation (depreciation) of
     investments ............................................        79,353        591,562
                                                                -----------    -----------
Net increase in net assets resulting from operations ........       254,571      1,152,576
                                                                -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ....................................      (134,801)      (283,441)
   Net realized gains .......................................             0       (257,833)
                                                                -----------    -----------
Total distributions to shareholders .........................      (134,801)      (541,274)
                                                                -----------    -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ................................       114,127          6,168
NET INCREASE IN NET ASSETS ..................................       233,897        617,470
                                                                -----------    -----------
ENDING NET ASSETS ...........................................   $ 5,491,238    $ 5,257,341
                                                                -----------    -----------
ENDING BALANCE OF OVERDISTRIBUTED NET INVESTMENT INCOME .....   $      (464)   $      (338)
SHARES ISSUED AND REDEEMED
                                                                -----------    -----------
   Shares sold ..............................................        10,870            600

The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Managed Account CoreBuilder Shares


                                                            Financial Highlights

                                                          Beginning                 Net Realized    Distributions   Distributions
                                                          Net Asset      Net       and Unrealized      from Net        from Net
                                                          Value Per   Investment     Gain (Loss)      Investment       Realized
                                                            Share       Income     on Investments       Income          Gains
                                                          ---------   ----------   --------------   -------------   -------------
January 1, 2010 to June 30, 2010 (unaudited) ..........    $10.26       0.27            0.23            (0.27)          0.00
January 1, 2009 to December 31, 2009 ..................    $ 9.06       0.55            1.70            (0.55)         (0.50)
April 15, 2008(3) to December 31, 2008 ................    $10.00       0.37           (0.92)           (0.37)         (0.02)

----------
(1.) Returns for periods of less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 13


Financial Highlights

              Ratio of
            Net Investment
  Ending      Income to
Net Asset    Average Net                Portfolio    Net Assets at
Value Per       Assets         Total     Turnover    End of Period
  Share      (annualized)    Return(1)   Rate(2)    (000s) omitted
---------   --------------   --------   ---------   ---------------
  $10.49        5.09%          4.89%        23%        $5,491
  $10.26        5.50%         25.50%       157%        $5,257
  $ 9.06        5.29%         (5.74)%      150%        $4,640

               14 Wells Fargo Managed Account CoreBuilder Shares


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report are for Wells Fargo Managed Accounts CoreBuilder Shares - Series M (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999.

The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become

               Wells Fargo Managed Account CoreBuilder Shares 15


Notes to Financial Statements (Unaudited)

doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

As of June 30, 2010, the input used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                               Significant
                                           Significant Other   Unobservable
    Investments in        Quoted Prices    Observable Inputs      Inputs
      Securities            (Level 1)          (Level 2)        (Level 3)        Total
-----------------------   -------------    -----------------   ------------   -----------
Municipal bonds & notes   $        0          $5,275,823         $109,328     $5,385,151
Investment companies         122,882                   0                0        122,882
                          $  122,882          $5,275,823         $109,328     $5,508,033

Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                        Municipal
                                                                          Bonds
                                                                         & Notes
                                                                        ---------
BALANCE AS OF DECEMBER 31, 2009                                         $187,200
   Realized gains                                                          8,304
   Change in unrealized appreciation (depreciation)                        3,824
   Net purchases (sales)                                                 (90,000)
   Net transfers in and (out) of Level 3                                       0
BALANCE AS OF JUNE 30, 2010                                             $109,328
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) INCLUDED IN EARNINGS
   RELATING TO SECURITIES HELD AT JUNE 30, 2010                         $  2,977

               16 Wells Fargo Managed Account CoreBuilder Shares


                                       Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Wells Fargo Funds Management, LLC ("Funds Management") is the investment adviser to the Fund and is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management does not received a fee from the Fund but is entitled to receive fees from the sponsors of wrap-fee programs.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives from sponsors of wrap-fee programs.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to absorb and pay all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g. commissions), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund's business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended June 30, 2010, were $1,250,809 and $1,170,398, respectively.

6. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more its shareholders that hold a significant percentage of the Fund's shares outstanding. Investment and/or voting activities of these shareholders with respect their holdings in Fund shares could have a material impact on the Fund.

At June 30, 2010, there was one shareholder, an affiliate of Wells Fargo & Company, which held 95.51% of the outstanding shares of the Fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

               Wells Fargo Managed Account CoreBuilder Shares 17


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund, except money market funds, are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                            Position Held and
                                 Length             Principal Occupations During Past            Other
Name and Age                 of Service (2)                     Five Years                   Directorships
-----------------------   --------------------   ---------------------------------------   ----------------
Peter G. Gordon           Trustee, since         Co-Founder, Chairman, President and       None
67                        1998;                  CEO of Crystal Geyser. Water Company.
                          Chairman, since
                          2005
                          (Lead Trustee
                          since 2001)

Isaiah Harris,            Advisory Board         Retired. Prior thereto, President         CIGNA
Jr.                       Trustee, since         and CEO of BellSouth Advertising          Corporation;
57                        2008                   and Publishing Corp from 2005 to          Deluxe
                                                 2007, President and CEO of BellSouth      Corporation
                                                 Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer
                                                 Services from 2000 to 2003. Currently a
                                                 member of the Iowa State University
                                                 Foundation Board of Governors and a
                                                 member of the Advisory Board of Iowa
                                                 State University School of Business.

Dr. Leroy Keith, Jr.(3)   Trustee, since         Chairman, Bloc Global Services            Trustee, Phoenix
71                        2010                   (development and construction),           Fund Complex
                                                 Trustee, Phoenix Fund Complex and         (consisting of
                                                 Director, Diversapack Co. (packaging      46 portfolios as
                                                 company). Trustee of the Evergreen        of 12/31/09)
                                                 Funds from 1983 to 2010. Former
                                                 Managing Director, Almanac Capital
                                                 Management (commodities firm), former
                                                 Partner, Stonington Partners, Inc.
                                                 (private equity fund), former Director,
                                                 Obagi Medical Products Co. and former
                                                 Director, Lincoln Educational Services.

Judith M. Johnson         Trustee, since         Retired. Prior thereto, Chief             None
61                        2008                   Executive Officer and Chief Investment
                                                 Officer of Minneapolis Employees
                                                 Retirement Fund from 1996 to 2008.
                                                 Ms. Johnson is a certified public
                                                 accountant and a certified
                                                 managerial accountant.

               18 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other information (Unaudited)

                            Position Held and
                                 Length             Principal Occupations During Past            Other
Name and Age                 of Service (2)                     Five Years                   Directorships
-----------------------   --------------------   ---------------------------------------   ----------------
David F. Larcker          Advisory Board         James Irvin Miller Professor of           None
59                        Trustee, since         Accounting at the Graduate School of
                          2008                   Business, Stanford University, Director
                                                 of Corporate Governance Research
                                                 Program and Co-Director of The Rock
                                                 Center for Corporate Governance since
                                                 2006. From 2005 to 2008, Professor of
                                                 Accounting at the Graduate School of
                                                 Business, Stanford University. Prior
                                                 thereto, Ernst & Young Professor of
                                                 Accounting at The Wharton School,
                                                 University of Pennsylvania from 1985 to
                                                 2005.

Olivia S.Mitchell         Trustee, since         Professor of Insurance and Risk           None
57                        2006                   Management, Wharton School, University
                                                 of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and
                                                 Retirement Research. Research associate
                                                 and board member, Penn Aging Research
                                                 Center. Research associate, National
                                                 Bureau of Economic Research.

Timothy J. Penny          Trustee, since         President and CEO of Southern             None
58                        1996                   Minnesota Initiative Foundation,
                                                 a non-profit organization, since 2007
                                                 and Senior Fellow at the Humphrey
                                                 Institute Policy Forum at the
                                                 University of Minnesota since 1995.
                                                 Member of the Board of Trustees of
                                                 NorthStar Education Finance, Inc., a
                                                 non-profit organization, since 2007.

Michael S. Scofield(3)    Trustee, since         Trustee of the Evergreen Funds from       None
67                        2010                   1984 to 2010. Retired Attorney,
                                                 Law Offices of Michael S. Scofield and
                                                 former Director and Chairman, Branded
                                                 Media Corporation (multi-media branding
                                                 company).

Donald C. Willeke         Trustee, since 1996    Principal of the law firm of Willeke      None
70                                               & Daniels. General Counsel of the
                                                 Minneapolis Employees Retirement Fund
                                                 from 1984 to present.

OFFICERS

                            Position Held and
                                 Length             Principal Occupations During Past            Other
Name and Age                 of Service (2)                     Five Years                   Directorships
-----------------------   --------------------   ---------------------------------------   ----------------
Karla M. Rabusch          President,             Executive Vice President of Wells Fargo   None
51                        since 2003             Bank, N.A. and President of Wells Fargo
                                                 Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief
                                                 Administrative Officer of Wells Fargo
                                                 Funds Management, LLC from 2001 to
                                                 2003.

C. David Messman          Secretary, since       Senior Vice President and Secretary       None
50                        2000;                  of Wells Fargo Funds Management, LLC
                          Chief Legal            since 2001. Vice President and Managing
                          Counsel,               Senior Counsel of Wells Fargo Bank,
                          since 2003             N.A. since 1996.

Kasey Phillips(4)         Treasurer,             Senior Vice President of Evergreen
39                        since 2009             Investment Management Company,
                                                 LLC since 2006 and currently the
                                                 Treasurer of the Evergreen Funds since
                                                 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment
                                                 Services, Inc. from 1999 to 2006.

David Berardi(5)          Assistant              Vice President of Evergreen Investment    None
35                        Treasurer,             Management Company, LLC since 2008.
                          since 2009             Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 2004 to
                                                 2008. Manager of Fund Reporting and
                                                 Control for Evergreen Investment
                                                 Management Company, LLC since 2004.

               Wells Fargo Managed Account CoreBuilder Shares 19


Other information (Unaudited)

                            Position Held and
                                 Length             Principal Occupations During Past            Other
Name and Age                 of Service (2)                     Five Years                   Directorships
-----------------------   --------------------   ---------------------------------------   ----------------
Jeremy DePalma(5)         Assistant              Senior Vice President of Evergreen        None
36                        Treasurer,             Investment Management Company, LLC
                          since 2009             since 2008. Vice President, Evergreen
                                                 Investment Services, Inc. from 2004 to
                                                 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc.
                                                 from 2000 to 2004 and the head of the
                                                 Fund Reporting and Control Team within
                                                 Fund Administration since 2005.

Debra Ann Early           Chief                  Chief Compliance Officer of Wells Fargo   None
46                        Compliance             Funds Management, LLC since 2007. Chief
                          Officer,               Compliance Officer of Parnassus
                          since 2007             Investments from 2005 to 2007. Chief
                                                 Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and
                                                 Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to
                                                 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4 ) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                20 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES (SM) - SERIES M

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Wells Fargo Managed Account CoreBuilder Shares (SM) - Series M and Wells Fargo Managed Account CoreBuilder Shares (SM) - Series G (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board received and considered information regarding the "zero fee and expense" structure of each Fund. Specifically, the Board noted that each Fund's gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management's representations that the Funds are special purpose mutual funds for use exclusively within Funds Management's separately managed account ("SMA") advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement but excluding portfolio transaction or other investment related costs, fees payable for services provided by the Funds' securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the

               Wells Fargo Managed Account CoreBuilder Shares 21


Other Information (Unaudited)

Funds' business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series M, and identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series G.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rate") was zero, and also reviewed and considered that each Fund's other fees would normally be zero, because of Funds Management's commitment to assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Funds was consistent with the zero fee structure, and was acceptable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management and its affiliates, but did not consider separate profitability information with respect to the Funds in light of their unique fee and distribution structure.

ECONOMIES OF SCALE

In light of the unique fee and distribution structure of the Funds, the Board did not conduct an analysis of economies of scale in the context of reviewing the Funds' Advisory Agreements.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were acceptable.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management). The Board noted that Funds Management receives payments from the SMA sponsors and that it has agreed to assume and pay or reimburse certain operating expenses.

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

                22 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds' shares, including the multiple channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Funds receive throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                Wells Fargo Managed Account CoreBuilder Shares 23


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --  Association of Bay Area Governments
ADR     --  American Depositary Receipt
AMBAC   --  American Municipal Bond Assurance Corporation
AMT     --  Alternative Minimum Tax
ARM     --  Adjustable Rate Mortgages
BART    --  Bay Area Rapid Transit
CDA     --  Community Development Authority
CDO     --  Collateralized Debt Obligation
CDSC    --  Contingent Deferred Sales Charge
CGIC    --  Capital Guaranty Insurance Company
CGY     --  Capital Guaranty Corporation
CIFG    --  CDC (Caisse des Depots et Consignations) IXIS
            Financial Guarantee
COP     --  Certificate of Participation
CP      --  Commercial Paper
CTF     --  Common Trust Fund
DW&P    --  Department of Water & Power
DWR     --  Department of Water Resources
ECFA    --  Educational & Cultural Facilities Authority
EDFA    --  Economic Development Finance Authority
ETET    --  Eagle Tax-Exempt Trust
ETF     --  Exchange-Traded Fund
FFCB    --  Federal Farm Credit Bank
FGIC    --  Financial Guaranty Insurance Corporation
FHA     --  Federal Housing Authority
FHAG    --  Federal Housing Agency
FHLB    --  Federal Home Loan Bank
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FSA     --  Farm Service Agency
GDR     --  Global Depositary Receipt
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HCFR    --  Healthcare Facilities Revenue
HEFA    --  Health & Educational Facilities Authority
HEFAR   --  Higher Education Facilities Authority Revenue
HFA     --  Housing Finance Authority
HFFA    --  Health Facilities Financing Authority
HUD     --  Housing & Urban Development
IDA     --  Industrial Development Authority
IDAG    --  Industrial Development Agency
IDR     --  Industrial Development Revenue
LIBOR   --  London Interbank Offered Rate
LLC     --  Limited Liability Company
LOC     --  Letter of Credit
LP      --  Limited Partnership
MBIA    --  Municipal Bond Insurance Association
MFHR    --  Multi-Family Housing Revenue
MFMR    --  Multi-Family Mortgage Revenue
MMD     --  Municipal Market Data
MTN     --  Medium Term Note
MUD     --  Municipal Utility District
NATL-RE --  National Public Finance Guarantee Corporation
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PFFA    --  Public Facilities Financing Authority
plc     --  Public Limited Company
PSFG    --  Public School Fund Guaranty
R&D     --  Research & Development
RDA     --  Redevelopment Authority
RDFA    --  Redevelopment Finance Authority
REITS   --  Real Estate Investment Trusts
SFHR    --  Single Family Housing Revenue
SFMR    --  Single Family Mortgage Revenue
SLMA    --  Student Loan Marketing Association
SPDR    --  Standard & Poor's Depositary Receipts
STIT    --  Short-Term Investment Trust
TBA     --  To Be Announced
TRAN    --  Tax Revenue Anticipation Notes
USD     --  Unified School District
XLCA    --  XL Capital Assurance

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

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

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

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                       (WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                                                                    124154 08-10
                                                               SCBM/SAR130 06-10

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
=================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust

                                           By: _________________________
                                               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

                                           Date: August 25, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

                                           By: _________________________
                                               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

                                               Date: August 25, 2010


                                           By: _________________________
                                               /s/ Kasey L. Phillips

                                               Kasey L. Phillips
                                               Treasurer

                                               Date: August 25, 2010